Shareholders' Equity - Components of Accumulated Other Comprehensive Income (loss) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Class of Stock [Line Items]
Balance at the beginning of the period	¥ 88,262		¥ 163,340	¥ 337,773
Other comprehensive loss before reclassification	263,371		(75,536)	(174,727)
Other comprehensive income attribute to noncontrolling interests	2,315		458	294
Balance at the end of the period	353,948	$ 51,318	88,262	163,340
Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
Class of Stock [Line Items]
Balance at the beginning of the period	88,350		163,428	330,610
Other comprehensive loss before reclassification	263,371		(75,536)	(167,476)
Other comprehensive income attribute to noncontrolling interests	2,315		458	294
Balance at the end of the period	354,036	51,330	88,350	163,428
Accumulated Net Investment Gain (Loss) Including Portion Attributable to Noncontrolling Interest [Member]
Class of Stock [Line Items]
Balance at the beginning of the period	(88)		(88)	7,163
Other comprehensive loss before reclassification				(7,251)
Balance at the end of the period	¥ (88)	$ (12)	¥ (88)	¥ (88)